Note 11 - Stock Options - Stock Option Transactions (Details)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares
Statement Line Items [Line Items]
Balance outstanding, number of options	4,155,084	4,130,000	3,275,000
Balance outstanding, weighted average exercise price (in CAD per share)	$ 1.96	$ 1.56	$ 1.67
Granted, number of options	1,097,056	450,084	1,230,000
Granted, weighted average exercise price (in CAD per share)	$ 3.55	$ 5.14	$ 1.38
Forfeited, number of options	(702,620)	(184,290)	(375,000)
Forfeited, weighted average exercise price (in CAD per share)	$ 4.23	$ 1.67	$ 1.09
Exercised, number of options	(84,880)	(240,710)
Exercised (in CAD per share)	$ 1.47	$ 1.29
Balance outstanding, number of options	4,464,640	4,155,084	4,130,000
Balance outstanding, weighted average exercise price (in CAD per share)	$ 2.00	$ 1.96	$ 1.56